Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2025
Revenue From Contracts With Customers [Abstract]
Schedule of Deferred Revenue
The movements in Xavantina Gold Stream deferred revenue during the years ended December 31, 2025 and 2024 are comprised of the following:

	December 31, 2025	December 31, 2024
Gold ounces delivered in the period(1)	9,692	15,917

Balance, beginning of year	$62,989	$75,549
Advances	50,000	3,249
Accretion expense	6,764	2,501
Amortization of deferred revenue(2)	(14,003)	(18,310)
Balance, end of year	$105,750	$62,989

Current portion	$12,800	$14,758
Non-current portion	92,950	48,231

(1)        During the year ended December 31, 2025, the Company delivered 9,692 ounces of gold (December 31, 2024 - 15,917 ounces) to Royal Gold for average consideration of $1,213 per ounce (December 31, 2024 - $473 per ounce). At December 31, 2025, a cumulative 54,869 ounces (December 31, 2024 - 45,177 ounces) of gold have been delivered under the Xavantina Gold Stream.
(2) Amortization of deferred revenue during the year ended December 31, 2025 was net of $0.2 million (December 31, 2024 - $3.0 million) related to change in estimate attributed to advances received and change in life-of-mine production estimates.